SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2014
SHARE CAPITAL [Abstract]
Schedule of stock by class

Authorized share capital:
(in thousands of $, except share data)	2014	2013
1,000,000,000 ordinary shares of $1.00 each (2013: 312,500,000 ordinary shares of $1.00 each)	1,000,000	312,500
Issued and fully paid share capital:
(in thousands of $, except per share data)	2014	2013
112,342,989 ordinary shares of $1.00 each (2013: 86,511,713 ordinary shares of $1.00 each)	112,343	86,512